Cover	Sep. 13, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2021
Entity File Number	001-39627
Entity Registrant Name	PAYA HOLDINGS INC.
Entity Central Index Key	0001819881
Entity Tax Identification Number	85-2199433
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	303 Perimeter Center North
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30346
City Area Code	(800)
Local Phone Number	261-0240
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	PAYA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	PAYAW
Security Exchange Name	NASDAQ